Intangible Assets, Net - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible assets, beginning balance	$ 29,963	$ 50,857
Additions	12,899	6,020
Acquisition of a subsidiary (Note 4)	11,356
Amortization expense	(17,569)	(21,598)	$ (14,152)
Impairment	(922)	(5,568)	(1,670)
Disposal	(5)	(38)
Write-off		(120)	(3,073)
Exchange differences	1,611	410
Intangible assets, ending balance	37,333	29,963	50,857
Licensing Fee [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, beginning balance	17,883	35,236
Additions	11,110	4,774
Amortization expense	(12,452)	(17,191)
Impairment	(922)	(5,568)
Exchange differences	693	632
Intangible assets, ending balance	16,312	17,883	35,236
IP Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, beginning balance	11,587	14,574
Additions	779	954
Amortization expense	(3,976)	(3,715)
Exchange differences	858	(226)
Intangible assets, ending balance	9,248	11,587	14,574
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of a subsidiary (Note 4)	10,679
Amortization expense	(534)
Intangible assets, ending balance	10,145
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, beginning balance	493	1,047
Additions	1,010	292
Acquisition of a subsidiary (Note 4)	677
Amortization expense	(607)	(692)
Disposal	(5)	(38)
Write-off		(120)
Exchange differences	60	4
Intangible assets, ending balance	$ 1,628	$ 493	$ 1,047